Intangible Assets - Activity (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets
Cost at beginning of period	kr 101
Cost at end of period	12,343	kr 101
Accumulated amortization and impairment
Intangible Assets
Amortization for the year	78	55
Licenses and Patents | Accumulated amortization and impairment
Intangible Assets
Amortization for the year	25	55
Technology Platform | Accumulated amortization and impairment
Intangible Assets
Amortization for the year	53
Parent Company | Reportable Legal Entities
Intangible Assets
Cost at beginning of period	378
Cost at end of period	13,369	378
Parent Company | Reportable Legal Entities | Gross
Intangible Assets
Cost at beginning of period	1,093	1,011
Additions through acquisition	13,270	82
Cost at end of period	14,363	1,093
Parent Company | Reportable Legal Entities | Accumulated amortization and impairment
Intangible Assets
Cost at beginning of period	(715)	(654)
Amortization for the year	36	61
Impairment losses for the year	243
Cost at end of period	(994)	(715)
Parent Company | Reportable Legal Entities | Licenses and Patents
Intangible Assets
Cost at beginning of period	378
Cost at end of period	346	378
Parent Company | Reportable Legal Entities | Licenses and Patents | Gross
Intangible Assets
Cost at beginning of period	1,093	1,011
Additions through acquisition	244	82
Cost at end of period	1,337	1,093
Parent Company | Reportable Legal Entities | Licenses and Patents | Accumulated amortization and impairment
Intangible Assets
Cost at beginning of period	(715)	(654)
Amortization for the year	33	61
Impairment losses for the year	243
Cost at end of period	(991)	kr (715)
Parent Company | Reportable Legal Entities | Technology Platform
Intangible Assets
Cost at end of period	1,234
Parent Company | Reportable Legal Entities | Technology Platform | Gross
Intangible Assets
Additions through acquisition	1,237
Cost at end of period	1,237
Parent Company | Reportable Legal Entities | Technology Platform | Accumulated amortization and impairment
Intangible Assets
Amortization for the year	3
Cost at end of period	(3)
Parent Company | Reportable Legal Entities | Acquired IPR&D
Intangible Assets
Cost at end of period	11,789
Parent Company | Reportable Legal Entities | Acquired IPR&D | Gross
Intangible Assets
Additions through acquisition	11,789
Cost at end of period	kr 11,789